Convertible Notes Payable and Advisory Fee Liabilities (Details) - Senior Secured Credit Facility Note [Member] - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Schedule of senior secured credit facility note balance and convertible debt balances
Principal	$ 6,203,639	$ 6,207,266	$ 5,568,566
Premiums	1,617,849	1,623,445	1,380,175
Unamortized discounts		(2,981)	(5,000)
Convertible note payable	$ 7,821,488	7,827,730	6,943,741
Non-current
Current		$ 7,827,730	$ 6,943,741